Cash Flow Information	6 Months Ended
Jun. 30, 2025
Cash Flow Information [Abstract]
CASH FLOW INFORMATION
17.	CASH FLOW INFORMATION

	Group
	Six Months Ended June 30 2025	Six Months Ended June 30 2024
	US$	US$
CASH FLOWS FROM CHANGES IN WORKING CAPITAL
(Increase) / decrease in assets:
Trade receivables	(50,580)	-
Other receivables	1,796	(463,793)
Increase in liabilities:
Trade and other payables	568,964	249,654
NET CASH FLOWS FROM CHANGES IN WORKING CAPITAL	520,180	(214,139)